Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share capital [member]	Warrants [Member]	Stock-based Compensation [Member]	Contributed Surplus [Member]	Retained earnings [member]	Accumulated Other Comprehensive Gain (Loss) [Member]	Total
Balance at Dec. 31, 2017	$ 405,930	$ 3,275	$ 16,549	$ 36,040	$ (104,383)	$ (1,773)	$ 355,638
Balance (in Shares) at Dec. 31, 2017	57,677,118
Share issuance - Private placement	$ 37,479						37,479
Share issuance - Private placement (in Shares)	2,650,000
Share issuance - Options exercised	$ 12,713		(3,377)				9,336
Share issuance - Options exercised (in Shares)	777,704
Share issuance - RSUs vested	$ 1,510		(1,510)
Share issuance - RSUs vested (in Shares)	127,750
Share issuance costs	$ (763)						(763)
Deferred tax on share issuance costs	204						204
Stock-based compensation			5,178				5,178
Other comprehensive income						(577)	(577)
Net loss for the year					(19,940)		(19,940)
Balance at Dec. 31, 2018	$ 457,073	3,275	16,840	36,040	(124,323)	(2,350)	386,555
Balance (in Shares) at Dec. 31, 2018	61,232,572
Share issuance - Private placement	$ 22,376						22,376
Share issuance - Private placement (in Shares)	1,300,000
Share issuance - At-The-Market offering	$ 4,063						4,063
Share issuance - At-The-Market offering (in Shares)	231,084
Share issuance - Other	$ 3,189						3,189
Share issuance - Other (in Shares)	175,000
Share issuance - Options exercised	$ 7,561		(2,333)				5,228
Share issuance - Options exercised (in Shares)	503,831
Share issuance - RSUs vested	$ 1,051		(1,051)
Share issuance - RSUs vested (in Shares)	68,000
Share issuance costs	$ (622)						(622)
Deferred tax on share issuance costs	166						166
Stock-based compensation			5,397				5,397
Expired options			(33)	33
Other comprehensive income						284	284
Net loss for the year					(11,613)		(11,613)
Balance at Dec. 31, 2019	$ 494,857	$ 3,275	$ 18,820	$ 36,073	$ (135,936)	$ (2,066)	$ 415,023
Balance (in Shares) at Dec. 31, 2019	63,510,487